EARNINGS PER UNIT AND CASH DISTRIBUTIONS (Tables)	12 Months Ended
Dec. 31, 2019
EARNINGS PER UNIT AND CASH DISTRIBUTIONS [Abstract]
Schedule of Earnings Per Share, Basic and Diluted	The calculations of basic and diluted earnings per common unit are presented below:

(in thousands of $ except unit and per unit data)	2019	2018	2017
Common unitholders’ interest in net income	5,648	59,925	124,656
Less: distributions paid (1)	(112,201)	(137,335)	(160,069)
Over distributed earnings	(106,553)	(77,410)	(35,413)

Basic:
Weighted average common units outstanding (in thousands)	69,397	69,944	68,671
Diluted:
Weighted average common units outstanding (in thousands)	69,397	69,944	68,671
Earn-out units	—	—	654
Common unit and common unit equivalents	69,397	69,944	69,325
Earnings per unit - Common unitholders :
Basic	$0.08	$0.86	$1.82
Diluted	0.08	0.86	1.80

Cash distributions declared and paid in the period per common unit (2)	1.62	1.96	2.31
Subsequent event: Cash distributions declared and paid per common unit relating to the period (3)	0.40	0.40	0.58
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(1) Refers to distributions made or to be made to the common unitholders in relation to the period irrespective of the declaration and payment dates, and is based on the weighted average number of units outstanding in the period.
(2) Refers to cash distributions declared and paid during the period.
(3) Refers to cash distributions relating to the period, declared and paid subsequent to the period end.

Schedule of Marginal Percentage Interest in Distributions

		Marginal Percentage Interest in Distributions
	Quarterly Distribution Target Amount (per unit)	Common Unitholders	General Partner	Holders of IDRs
Minimum Quarterly Distribution	$0.5775	98%	2%	—
First Target Distribution	up to $0.6641	98%	2%	—
Second Target Distribution	above $0.6641 up to $0.7219	85%	2%	13%
Third Target Distribution	above $0.7219 up to $0.8663	75%	2%	23%
Thereafter	above $0.8663	50%	2%	48%